Taxation (Tables)	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
Income tax expense reflected in the financial statements differs from the tax computed by applying the statutory U.S. federal rate of 21% to "Net income (loss)" before taxes as follows:

	Three months ended March 31,
	2022		2021

	in thousands (except percentages)
Income tax expense (benefit) at statutory rate	$3,780	21%	$(1,162)	21%
State taxes	(164)	(1)%	—	0%
Loss not subject to entity-level taxes	3,168	18%	1,734	(31)%
Foreign rate differential	(177)	(1)%	(134)	2%
Change in valuation allowance	1,965	11%	913	(17)%
Change in fair value of warrant liabilities	(6,654)	(37)%	—	0%
Permanent items	112	1%	—	0%
Other, net	—	—%	(33)	1%
Income tax expense	$2,030	12%	$1,318	(24)%